INVESTMENTS - Summary of Subsidiaries with Participation of Non-Controlling Shareholders (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Non-controlling interests	$ 367.3	$ 269.0	$ 252.8
Comprehensive income	$ 7.1	$ 2.1	$ 0.3
Embraer CAE Training Services, LLC
Disclosure of subsidiaries [line items]
Non-controlling interest (percentage)	49.00%	49.00%	49.00%
Non-controlling interests	$ 39.0	$ 34.3	$ 29.0
Comprehensive income	$ 4.6	$ 5.4	$ 5.4
Embraer CAE Training Services (NL) B.V.
Disclosure of subsidiaries [line items]
Non-controlling interest (percentage)	49.00%	49.00%	49.00%
Non-controlling interests	$ 11.6	$ 9.3	$ 9.4
Comprehensive income	$ 1.3	$ 0.2	$ (0.2)
EVE Holding Inc.
Disclosure of subsidiaries [line items]
Non-controlling interest (percentage)	27.30%	16.30%	10.60%
Non-controlling interests	$ 115.6	$ 34.1	$ 11.0
Comprehensive income	$ (2.0)	$ (2.3)	$ (9.9)
OGMA - Indústria Aeronáutica de Portugal S.A.
Disclosure of subsidiaries [line items]
Non-controlling interest (percentage)	35.00%	35.00%	35.00%
Non-controlling interests	$ 51.5	$ 42.7	$ 46.0
Comprehensive income	$ 3.1	$ (0.5)	$ 0.8
Tempest Serviços de Informática S.A.
Disclosure of subsidiaries [line items]
Non-controlling interest (percentage)	0.00%	0.00%	23.40%
Non-controlling interests	$ 0.0	$ 0.0	$ 7.2
Comprehensive income	$ 0.0	$ (0.4)	$ 4.7
Visiona Tecnologia Espacial S.A.
Disclosure of subsidiaries [line items]
Non-controlling interest (percentage)	49.00%	49.00%	49.00%
Non-controlling interests	$ 13.9	$ 12.9	$ 14.5
Comprehensive income	0.1	(0.3)	(0.5)
Embraer
Disclosure of subsidiaries [line items]
Non-controlling interests	231.6	133.3	117.1
Comprehensive income	$ 7.1	$ 2.1	$ 0.3
Listing expenses
Disclosure of subsidiaries [line items]
Non-controlling interest (percentage)
Non-controlling interests	$ 135.7	$ 135.7	$ 135.7
Comprehensive income	$ 0.0	$ 0.0	$ 0.0